Financial Instruments - Hedging reserve Rollforward (Details) - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedged items [line items]
Taxes due to changes in reserves during the period		$ (355)	$ (1,158)	$ 992
IFS TopCo LLC
Disclosure of detailed information about hedged items [line items]
Economic ownership percentage	37.10%	37.10%	0.00%
Reserve of cash flow hedges
Disclosure of detailed information about hedged items [line items]
Balances at beginning of the period		$ 1,881
Balances at the end of the period		956	$ 1,881
Reserve of cash flow hedges | Foreign exchange currency risk | Purchase of stock
Disclosure of detailed information about hedged items [line items]
Fair value changes		(1,950)
Amounts included in non-financial costs		1,806
Reserve of cash flow hedges | Foreign exchange currency risk | Other stock
Disclosure of detailed information about hedged items [line items]
Fair value changes		(360)
Amounts reclassified to profit an loss		2,671
Reserve of cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Fair value changes		64
Amounts reclassified to profit an loss		201
Taxes due to changes in reserves during the period		(3,140)
Reserve of cash flow hedges | Commodity price risk | Purchase of stock
Disclosure of detailed information about hedged items [line items]
Fair value changes		145
Amounts included in non-financial costs		$ (363)